Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total	Common shares [member]	Retained earnings [member] [1]	Other reserves [member]	Total common equity [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Non-controlling interests [member]	Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member] [2]
Beginning Balance at Oct. 31, 2024		$ 84,076	$ 22,054	$ 57,751	$ (68)	$ 73,590	$ 8,779	$ 82,369	$ 1,707	$ (3,559)	$ (491)	$ 339	$ (2,197)	$ (239)
Statement [Line Items]
Net income		993		1,025		1,025	122	1,147	(154)
Other comprehensive income (loss)		1,447				1,358		1,358	89	1,078	24	15	337	(96)
Total comprehensive income		2,440		1,025		2,383	122	2,505	(65)	1,078	24	15	337	(96)
Shares/instruments issued		1,530	82		(5)	77	1,453	1,530
Dividends and distributions paid to equity holders		(1,458)		(1,320)		(1,320)	(122)	(1,442)	(16)
Share-based payments	[3]	8			8	8		8
Other		(175)		(11)	(164)	(175)		(175)
Ending Balance at Jan. 31, 2025		86,421	22,136	57,445	(229)	74,563	10,232	84,795	1,626	(2,481)	(467)	354	(1,860)	(335)
Beginning Balance at Oct. 31, 2025		88,587	22,067	58,916	(230)	76,927	9,939	86,866	1,721	(2,851)	42	398	(1,140)	(275)
Statement [Line Items]
Net income		2,299		2,155		2,155	132	2,287	12
Other comprehensive income (loss)		184				138		138	46	94	189	13	(125)	(33)
Total comprehensive income		2,483		2,155		2,293	132	2,425	58	94	189	13	(125)	(33)
Shares/instruments issued		103	111		(8)	103		103
Shares repurchased/redeemed		(495)	(89)	(406)		(495)		(495)
Dividends and distributions paid to equity holders		(1,516)		(1,358)		(1,358)	(132)	(1,490)	(26)
Share-based payments	[3]	8			8	8		8
Other		(148)		(8)	179	171		171	(319)
Ending Balance at Jan. 31, 2026		$ 89,022	$ 22,089	$ 59,299	$ (51)	$ 77,649	$ 9,939	$ 87,588	$ 1,434	$ (2,757)	$ 231	$ 411	$ (1,265)	$ (308)

[1]	Includes undistributed retained earnings of $76 (January 31, 2025 – $77) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits, Own credit risk, and Insurance contracts.
[3]	Represents amounts on account of share-based payments (refer to Note 12).